Fair Value Measurements (Details) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 14, 2024	Mar. 08, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements (Details) [Line Items]
Earnout shares liability			$ 200,000,000	$ 200,000,000
Percentage of aggregate earnout shares			79.00%	79.00%
Annualized EBITDA per production line			$ 50,000,000	$ 50,000,000
Earnout term			5 years	5 years
Estimated fair value of earnout shares	$ 53,700,000		$ 11,700,000	$ 24,500,000
Earnout shares (in Shares)	4,627,294		1,710,230	2,115,227
Stock spilit price per share (in Dollars per share)				$ 8.5
Earnout shares liability			$ 11,692,000	$ 24,524,000
Vesting related to the earnout milestone amount			$ 14	$ 14
Business contribution price (in Dollars per share)	$ 10
Stock spilit price per share (in Dollars per share)				$ 8.5
Subject Vesting Shares [Member]
Fair Value Measurements (Details) [Line Items]
Percentage of aggregate earnout shares			50.00%	50.00%
Stock spilit price per share (in Dollars per share)			$ 14
Stock spilit price per share (in Dollars per share)				$ 14
Legacy Montana Units [Member]
Fair Value Measurements (Details) [Line Items]
Percentage of aggregate earnout shares			21.00%	21.00%
Legacy Montana Equity Holders [Member]
Fair Value Measurements (Details) [Line Items]
Earnout shares liability			$ 200,000,000	$ 200,000,000
Valuation Technique, Monte Carlo Pricing Model [Member]
Fair Value Measurements (Details) [Line Items]
Vesting related to the earnout milestone amount			$ 12
Class A Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Sale of shares (in Shares)		588,235
Aggregate purchase price		$ 5,000,000
Shares issued (in Shares)			56,352,120	55,928,661	32,731,583
Common stock par value per share (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock [Member] | PIPE Investor [Member]
Fair Value Measurements (Details) [Line Items]
Shares issued (in Shares)		840,336
Class A Common Stock [Member] | Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Issuance of true up shares (in Shares)			275,880
Class A Common Stock [Member] | Subject Vesting Shares [Member]
Fair Value Measurements (Details) [Line Items]
Stock spilit price per share (in Dollars per share)			$ 12
Stock spilit price per share (in Dollars per share)				$ 12
Class B Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Shares issued (in Shares)				0	4,759,642
Common stock par value per share (in Dollars per share)				$ 0.0001	$ 0.0001
Class B Common Stock [Member] | Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Shares issued (in Shares)			0	0
Common stock par value per share (in Dollars per share)			$ 0.0001
Valuation Technique, Monte Carlo Pricing Model [Member]
Fair Value Measurements (Details) [Line Items]
Vesting related to the earnout milestone amount				$ 12